SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                              FORM N-1A
                                                File No. 33-42827
                                                File No. 811-6411

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.

     Post-Effective Amendment No.  14

                              AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
1940

     Amendment No.  14


                     VOYAGEUR INVESTMENT TRUST
          (Exact Name of Registrant as Specified in Charter)

            1818 Market Street, Philadelphia, Pennsylvania  19103
           (Address of Principal Executive Offices)    (Zip Code)

Registrant's Telephone Number, including Area Code:(215) 255-2923

George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA
19103
          (Name and Address of Agent for Service)

Approximate Date of Public Offering:              April 30, 1998

It is proposed that this filing will become effective:

               immediately upon filing pursuant to paragraph (b)

        X      on April 30, 1998 pursuant to paragraph (b)

               60 days after filing pursuant to paragraph (a)(1)

               on (date) pursuant to paragraph (a)(1)

               75 days after filing pursuant to paragraph (a)(2)

               on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:
     ____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment


            Title of Securities Being Registered
          Tax-Free California Insured Fund A Class
          Tax-Free California Insured Fund B Class
          Tax-Free California Insured Fund C Class
            Tax-Free Florida Insured Fund A Class
            Tax-Free Florida Insured Fund B Class
            Tax-Free Florida Insured Fund C Class
                Tax-Free Florida Fund A Class
                Tax-Free Florida Fund B Class
                Tax-Free Florida Fund C Class
                Tax-Free Kansas Fund A Class
                Tax-Free Kansas Fund B Class
                Tax-Free Kansas Fund C Class
          Tax-Free Missouri Insured Fund A Class
          Tax-Free Missouri Insured Fund B Class
          Tax-Free Missouri Insured Fund C Class
             Tax-Free New Mexico Fund A Class
             Tax-Free New Mexico Fund B Class
             Tax-Free New Mexico Fund C Class
          Tax-Free Oregon Insured Fund A Class
          Tax-Free Oregon Insured Fund B Class
          Tax-Free Oregon Insured Fund C Class
                Tax-Free Utah Fund A Class
                Tax-Free Utah Fund B Class
                Tax-Free Utah Fund C Class
          Tax-Free Washington Insured Fund A Class
          Tax-Free Washington Insured Fund B Class
          Tax-Free Washington Insured Fund C Class


                    ---   C O N T E N T S   ---

     This Post-Effective Amendment No. 14 to Registration File
No. 33-42827 includes the following:


     1.   Facing Page

     2.   Contents Page

     3.   Cross-Reference Sheets(1)

     4.   Part A - Prospectus(2)

     5.   Part B - Statement of Additional Information(2)

     6.   Part C - Other Information(2)(3)

     7.   Signatures

(1) This Post-Effective Amendment relates to the Registrant's nine series of shares and their classes. Shares of each Series are described in a common Prospectus, Statement of Additional Information and Part C.

(2) The Registrant's Prospectus and Statement of Additional Information dated April 30, 1998 are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 19 to the Registration Statement of Voyageur Mutual Funds, Inc. filed April 29, 1998.

(3) Items 28 and 29 to Part C are incorporated into this filing by reference to the electronic filing of Post-Effective
     Amendment No. 19 to the Registration Statement of Voyageur
     Mutual Funds, Inc. filed April 29, 1998.


                    CROSS-REFERENCE SHEET

                            PART A

Item No.  Description                   Location in Prospectus*

   1      Cover Page. . . . . . . .     Cover Page

   2      Synopsis. . . . . . . . .     Synopsis; Summary
                                        of Expenses

   3      Condensed Financial
          Information . . . . . . .     Financial Highlights

   4      General Description of
          Registrant. . . . . . . .     Investment Objectives
                                        and Policies; Classes
                                        of Shares

   5      Management of the Fund. .      Management of the Funds

   6      Capital Stock and
          Other Securities. . . . .     The Delaware Difference;
                                        Dividends and
                                        Distributions; Taxes;
                                        Classes of Shares

   7      Purchase of Securities
          Being Offered . . . . . .     Cover Page; How to Buy
                                        Shares; Calculation of
                                        Offering Price and
                                        Net Asset Value Per
                                        Share; Management
                                        of the Funds

   8      Redemption or Repurchase.     How to Buy Shares;
                                        Redemption and Exchange

   9      Legal Proceedings . . . .     None


* The Prospectus is included in and hereby incorporated by reference to Post-Effective Amendment No. 19 of
   Voyageur Mutual Funds, Inc.'s Registration Statement
   (File No. 33-63238).


                   CROSS-REFERENCE SHEET

                           PART B

Item No.  Description                   Location in Statement of
                                        Additional Information*

   10     Cover Page. . . . . . . .     Cover Page

   11     Table of Contents . . . .     Table of Contents

   12     General Information
          and History . . . . . . .     Inapplicable

   13     Investment Objectives
          and Policy. . . . . . . .     Investment Policies
                                        and Restrictions

   14     Management of the
          Registrant. . . . . . . .     Officers and Directors

   15     Control Persons and
          Principal Holders of
          Securities. . . . . . . .     Officers and Directors

   16     Investment Advisory
          and Other Services. . . .     Officers and Directors;
                                        Investment Management
                                        Agreements and
                                        Sub-Advisory Agreements;
                                        General Information;
                                        Financial Statements

   17     Brokerage Allocation. . .     Trading Practices and
                                        Brokerage

   18     Capital Stock and
          Other Securities. . . . .     Capitalization and
                                        Noncumulative Voting
                                        (under General
                                        Information)

   19     Purchase, Redemption and
          Pricing of Securities
          Being Offered . . . . . .     Purchasing Shares;
                                        Determining Offering
                                        Price and Net Asset
                                        Value; Redemption and
                                        Repurchase; Exchange
                                        Privilege

   20     Tax Status. . . . . . . .     Distributions; Taxes

   21     Underwriters. . . . . . .     Purchasing Shares

   22     Calculation of
          Performance Data. . . . .     Performance Information

   23     Financial Statements. . .     Financial Statements


* The Statement of Additional Information is included in and hereby incorporated by reference to Post-Effective
   Amendment No. 19 of Voyageur Mutual Funds, Inc.'s
   Registration Statement (File No. 33-63238).


                   CROSS-REFERENCE SHEET

                           PART C

Item No.  Description                   Location in Part C


   24     Financial Statements
          and Exhibits. . . . . . .     Item 24

   25     Persons Controlled by
          or under Common Control
          with Registrant . . . . .     Item 25

   26     Number of Holders
          of Securities . . . . . .     Item 26

   27     Indemnification . . . . .     Item 27

   28     Business and Other
          Connections of Investment
          Adviser . . . . . . . . .     Item 28

   29     Principal Underwriters. .     Item 29

   30     Location of Accounts
          and Records . . . . . . .     Item 30

   31     Management Services . . .     Item 31

   32     Undertakings. . . . . . .     Item 32


                               PART C

                         Other Information

Item 24.  Financial Statements and Exhibits

          (a)  Financial Statements:

                Part A   -    Financial Highlights

               *Part B   -    Statement of Net Assets
                              Statement of Operations
                              Statement of Changes in Net Assets
                              Notes to Financial Statements
                              Accountant's Report

               * The financial statements and Accountant's Report listed above relating to Voyageur Investment Trust are incorporated into this filing by reference into the Fund's Part B from the Registrant's Annual Report for the fiscal year ended December 31, 1997.

          (b)  Exhibits:

               (1)  Articles of Incorporation.

                    (a)  Amended and Restated Agreement and
                         Declaration of Trust (February 16, 1994) incorporated into this filing by reference to Post-Effective Amendment
                         No. 11 filed April 30, 1996.

               (2)  By-Laws.  By-Laws, as amended (January, 24,
                    1995) incorporated into this filing by
                    reference to Post-Effective Amendment No. 11 filed April 30, 1996.

               (3)  Voting Trust Agreement.  Inapplicable.

               (4) Copies of All Instruments Defining the Rights of Holders.

                    (a)  Articles of Incorporation and Articles
                         Supplementary.

                         (i)  Article V of Declaration of Trust
                              (February 16, 1994) incorporated
                              into this filing by reference to
                              Post-Effective Amendment No. 11
                              filed April 30, 1996.

                    (b)  By-Laws.

                         (i)  Article II incorporated into this
                              filing by reference to Post-
                              Effective Amendment No. 11 filed
                              April 30, 1996.

               (5)  Investment Management Agreement.

                    (a)  Investment Management Agreement
                         (April 30, 1997) between Voyageur Fund
                         Managers, Inc. and the Registrant on
                         behalf of Tax-Free Florida Insured Fund
                         and Tax-Free Florida Fund incorporated
                         into this filing by reference to Post-
                         Effective Amendment No. 13 filed
                         August 28, 1997.

                    (b)  Investment Management Agreement
                         (April 30, 1997) between Voyageur Fund
                         Managers, Inc. and the Registrant on
                         behalf of Tax-Free California Insured
                         Fund, Tax-Free Missouri Insured Fund,
                         Tax-Free Oregon Insured Fund, Tax-Free
                         Washington Insured Fund, Tax-Free Kansas
                         Fund, Tax-Free New Mexico Fund and Tax-
                         Free Utah Fund incorporated into this
                         filing by reference to Post-Effective
                         Amendment No. 13 filed August 28, 1997.

               (6)  (a)  Distribution Agreement.

                    (i)  Proposed Distribution Agreement (1997)
                         between Delaware Distributors, L.P. and
                         the Registrant on behalf of each Fund
                         incorporated into this filing by
                         reference to Post-Effective Amendment
                         No. 13 filed August 28, 1997.

                    (b)  Administration and Service Agreement.
                         Form of Administration and Service
                         Agreement (as amended November 1995)
                         (Module) incorporated into this filing
                         by reference to Post-Effective Amendment
                         No. 13 filed August 28, 1997.

                    (c)  Dealer's Agreement.  Dealer's Agreement
                         (as amended November 1995) (Module)
                         incorporated into this filing by
                         reference to Post-Effective Amendment
                         No. 13 filed August 28, 1997.

                    (d)  Mutual Fund Agreement for the Delaware
                         Group of Funds (as amended November
                         1995) (Module) incorporated into this
                         filing by reference to Post-Effective
                         Amendment No. 13 filed August 28, 1997.

               (7)  Bonus, Profit Sharing, Pension Contracts.
                    Inapplicable.

               (8)  Custodian Agreement.

                    (a)  Custodian Contract with Norwest Bank
                         Minnesota N.A. (April 20, 1992)
                         incorporated into this filing by
                         reference to Post-Effective Amendment
                         No. 11 filed April 30, 1996.

               (9)  Other Material Contracts.

                    (a)  Shareholder Services Agreement (1997)
                         between Delaware Service Company, Inc.
                         and the Registrant on behalf of each
                         Fund (Module) incorporated into this
                         filing by reference to Post-Effective
                         Amendment No. 13 filed August 28, 1997.

                    (b)  Executed Fund Accounting Agreement
                         (August 19, 1996) between Delaware
                         Service Company, Inc. and the Registrant on behalf of each Fund (Module) incorporated into this filing by reference to Post-Effective Amendment No. 13 filed August 28, 1997.

                         (i)  Executed Amendment No. 7
                              (October 14, 1997) to Schedule A
                              to Delaware Group of Funds
                              Fund Accounting Agreement attached
                              as Exhibit.

                         (ii) Executed Amendment No. 8
                              (December 18, 1997) to Schedule A
                              to Delaware Group of Funds
                              Fund Accounting Agreement attached
                              as Exhibit.

               (10) Opinion of Counsel.  Attached as Exhibit.

               (11) Consent of Auditors.  Attached as Exhibit.

               (12) Inapplicable.

               (13) Letter of Investment Intent incorporated into
                    this filing by reference to Pre-Effective
                    Amendment No. 1 filed on November 22, 1992.

               (14) Inapplicable.

               (15) Plans under Rule 12b-1.

                    (a)  Plan under Rule 12b-1 for Class A, B and
                         C Shares (1997) of Voyageur Investment
                         Trust on behalf of each Fund
                         incorporated into this filing by
                         reference to Post-Effective Amendment
                         No. 11 filed April 30, 1996.

               (16) Schedules of Computation for each Performance
                    Quotation.

                    (a)  Schedules of Computation of Fund
                         performance for each Fund incorporated
                         into this filing by reference to Post-
                         Effective Amendment No. 11 filed
                         April 30, 1996.

               (17) Financial Data Schedules.  Attached as
                    Exhibits.

               (18) Plan under Rule 18f-3.

                    (a)  Plan under Rule 18f-3 (June 19, 1997)
                         attached as Exhibit.

               (19) Other:    Trustees' Power of Attorney.
                    Attached as Exhibit.

Item 25.  Persons Controlled by or under Common Control with
          Registrant.  None.

Item 26.  Number of Holders of Securities.

             (1)                          (2)

                                        Number of
          Title of Class                Record Holders

          Voyageur Investment
          Trust Tax-Free Florida
          Insured Fund's:

          Tax-Free Florida Insured
          Fund A Shares:

          Shares of Beneficial
          Interest with  No Par         3,829 Accounts
          Value Per Share               as of February 28, 1998

          Tax-Free Florida Insured
          Fund Class B Shares:

          Shares of Beneficial
          Interest with  No Par         83 Accounts
          Value Per Share               as of February 28, 1998

          Tax-Free Florida Insured
          Fund Class C Shares:

          Shares of Beneficial
          Interest with  No Par         2 Accounts
          Value Per Share               as of February 28, 1998

          Voyageur Investment Trust
          Tax-Free California
          Insured Fund's:

          Tax-Free California Insured
          Fund Class A Shares:

          Shares of Beneficial
          Interest with No Par          519 Accounts
          Value Per Share               as of February 28, 1998

          Tax-Free California Insured
          Fund Class B Shares:

          Shares of Beneficial
          Interest with No Par          121 Accounts
          Value Per Share               as of February 28, 1998

          Tax-Free California Insured
          Fund Class C Shares:

          Shares of Beneficial
          Interest with No Par          7 Accounts
          Value Per Share               as of February 28, 1998

          Voyageur Investment Trust
          Tax-Free Missouri
          Insured Fund's:

          Tax-Free Missouri Insured
          Fund Class A Shares:

          Shares of Beneficial
          Interest with No Par          1,338 Accounts
          Value Per Share               as of February 28, 1998

          Tax-Fre Income of a Non-Daily Dividend Fund will be allocated to each class of shares of such Fund on the basis of the net asset value of each such class in relation to the net asset value of the Fund.

          (ii) Realized and unrealized gains and losses of a Non-Daily Dividend Fund will be allocated to each class of shares of such Fund on the basis of the net asset value of each such class in relation to the net asset value of the Fund.

V.   Amendment of Plan; Periodic Review.

     A. New Funds and New Classes. With respect to any new portfolio of a Company created after the date of this Plan and any new class of shares of the existing Funds created after the date of this Plan, the Board of Directors/Trustees of such Company shall approve amendments to this Plan setting forth the attributes of the classes of shares of such new portfolio or of such new class of shares.

     B.   Material Amendments and Periodic Reviews.  The Board of
Directors/Trustees of each Company, including a majority of the independent directors/trustees, shall periodically review this Plan for its continued appropriateness and shall approve any material amendment of this Plan as it relates to any class of any Fund covered by this Plan.

VI.  Effective Date of Plan.

     This Plan shall become effective for a Fund upon conversion of the accounting system for such Fund (the "Effective Date"). Upon the Effective Date, this Plan shall supersede any other plan pursuant to Rule 18f-3 which previously has been adopted for a Fund.